Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information [Abstract]
Corporate Information
1.	Corporate information

Telix Pharmaceuticals Limited (Telix or the Company) is a for-profit company incorporated and domiciled in Australia. It is limited by shares that are publicly traded on the Australian Securities Exchange (ASX: TLX) and on the Nasdaq Exchange (Nasdaq: TLX) . These consolidated financial statements comprise the results of Telix and its subsidiaries (together referred to as the Group). The consolidated financial statements were authorized for issue in accordance with a resolution of the Directors on February 24, 2025.